Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	$ 16,341	$ 18,167
FVTPL
Financial instruments
FVTPL	56,235	52,549
Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	101,407	54,051
Cash and cash equivalents | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Cash and cash equivalents | FVTPL
Financial instruments
FVTPL	0	0
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	81,770	36,245
Amounts receivable (excluding sales taxes and prepaid expenses)
Financial instruments
Financial assets at amortized cost	17,800	16,000
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | FVTPL
Financial instruments
FVTPL	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	17,779	16,022
Prepaid gold interests | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Prepaid gold interests | FVTPL
Financial instruments
FVTPL	51,733	49,539
Prepaid gold interests | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Investments | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Investments | FVTPL
Financial instruments
FVTPL	4,502	3,010
Investments | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Loans receivable
Financial instruments
Financial assets at amortized cost	1,900	1,800
Loans receivable | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Loans receivable | FVTPL
Financial instruments
FVTPL	0	0
Loans receivable | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	1,858	1,784
Amounts payable and other liabilities | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	16,341	18,167
Amounts payable and other liabilities | FVTPL
Financial instruments
FVTPL	0	0
Amounts payable and other liabilities | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	$ 0	$ 0